Condensed Consolidating Financial Information (Schedule Of Condensed Consolidating Balance Sheet) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 308.0				$ 297.4	$ 91.3	$ 150.7
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	88.0				57.2
Due from related parties	0.6				0.9
Prepaid expenses	37.3				24.9
Deferred income taxes, net	129.5				161.0
Other assets	3.9				2.4
Total current assets	567.3				543.8
Property and equipment, net	3,299.2				2,822.4
Intangible assets, net	948.3				710.3
Goodwill	1,224.4				866.7	688.8
Other assets	54.8				37.7
Total assets	6,094.0	$ 5,886.2	$ 4,988.8	$ 4,972.9	4,980.9	4,152.1
Current liabilities
Current portion of long-term debt	16.5				20.5
Accounts payable	40.0				26.7
Accrued liabilities	182.4				172.3
Accrued interest	57.2				57.1
Capital lease obligations, current	4.4				2.4
Due to related parties	1.3
Deferred revenue, current	86.6				75.4
Total current liabilities	388.4				354.4
Long-term debt, non-current	3,652.2				3,130.3
Capital lease obligation, non-current	28.3				25.7
Deferred revenue, non-current	612.7				501.5
Stock-based compensation liability	1.9				392.4
Deferred income taxes, net	189.7				153.0
Other long-term liabilities	26.7				22.3
Total liabilities	4,899.9				4,579.6
Member's Equity
Member's interest	1,699.1				728.9
Accumulated other comprehensive (loss)/income	(7.9)				14.4
Accumulated deficit	(497.1)				(342.0)
Total member's equity	1,194.1				401.3
Total liabilities and member's equity	6,094.0				4,980.9
Eliminations [Member]
Current assets
Due from related parties	(1.4)
Total current assets	(1.4)
Related party receivable	(304.8)				(267.8)
Investment in subsidiary	(1,050.8)				(332.1)
Total assets	(1,357.0)				(599.9)
Current liabilities
Due to related parties	(1.4)
Total current liabilities	(1.4)
Related party debt, long-term	(304.8)				(267.8)
Total liabilities	(306.2)				(267.8)
Member's Equity
Member's interest	(1,060.3)				(332.1)
Total member's equity	(1,050.8)				(332.1)
Total liabilities and member's equity	(1,357.0)				(599.9)
Zayo Group, LLC [Member]
Current assets
Cash and cash equivalents	274.3				256.0	83.6	$ 150.7
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	54.7				33.6
Due from related parties	(1.3)				0.3
Prepaid expenses	25.8				18.7
Deferred income taxes, net	128.5				156.0
Other assets	3.6				1.9
Total current assets	485.6				466.5
Property and equipment, net	2,622.9				2,389.3
Intangible assets, net	605.8				563.7
Goodwill	762.2				683.5
Other assets	36.2				23.4
Related party receivable	304.8				267.8
Investment in subsidiary	1,050.8				332.1
Total assets	5,868.3				4,726.3
Current liabilities
Current portion of long-term debt	16.5				20.5
Accounts payable	26.6				20.4
Accrued liabilities	125.6				125.0
Accrued interest	57.2				57.1
Capital lease obligations, current	2.0				1.5
Due to related parties	1.7				(0.7)
Deferred revenue, current	73.2				56.7
Total current liabilities	302.8				280.5
Long-term debt, non-current	3,652.2				3,130.3
Capital lease obligation, non-current	5.6				5.6
Deferred revenue, non-current	559.4				459.5
Stock-based compensation liability	1.5				343.8
Deferred income taxes, net	139.2				93.0
Other long-term liabilities	13.5				12.3
Total liabilities	4,674.2				4,325.0
Member's Equity
Member's interest	1,730.1				782.2
Accumulated deficit	(536.0)				(380.9)
Total member's equity	1,194.1				401.3
Total liabilities and member's equity	5,868.3				4,726.3
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	4.7				5.8	4.2
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	4.6				8.2
Due from related parties	0.4
Prepaid expenses	4.4				0.9
Deferred income taxes, net					3.5
Total current assets	14.1				18.4
Property and equipment, net	335.5				109.3
Intangible assets, net	239.5				51.1
Goodwill	281.0				38.0
Other assets	8.3				3.5
Total assets	878.4				220.3
Current liabilities
Accounts payable	4.0				4.3
Accrued liabilities	20.6				21.0
Capital lease obligations, current	1.6				0.9
Deferred revenue, current	2.8				1.6
Total current liabilities	29.0				27.8
Capital lease obligation, non-current	18.6				18.4
Deferred revenue, non-current	4.6				8.6
Stock-based compensation liability	0.1				23.3
Other long-term liabilities	10.5				9.8
Total liabilities	62.8				102.6
Member's Equity
Member's interest	778.1				73.8
Accumulated deficit	37.5				43.9
Total member's equity	815.6				117.7
Total liabilities and member's equity	878.4				220.3
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	29.0				35.6	$ 3.5
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	28.7				15.4
Due from related parties	2.9				0.6
Prepaid expenses	7.1				5.3
Deferred income taxes, net	1.0				1.5
Other assets	0.3				0.5
Total current assets	69.0				58.9
Property and equipment, net	340.8				323.8
Intangible assets, net	103.0				95.5
Goodwill	181.2				145.2
Other assets	10.3				10.8
Total assets	704.3				634.2
Current liabilities
Accounts payable	9.4				2.0
Accrued liabilities	36.2				26.3
Capital lease obligations, current	0.8
Due to related parties					0.7
Deferred revenue, current	10.6				17.1
Total current liabilities	58.0				46.1
Related party debt, long-term	304.8				267.8
Capital lease obligation, non-current	4.1				1.7
Deferred revenue, non-current	48.7				33.4
Stock-based compensation liability	0.3				25.3
Deferred income taxes, net	50.5				45.3
Other long-term liabilities	2.7				0.2
Total liabilities	469.1				419.8
Member's Equity
Member's interest	251.2				205.0
Accumulated other comprehensive (loss)/income	(7.9)				14.4
Accumulated deficit	(8.1)				(5.0)
Total member's equity	235.2				214.4
Total liabilities and member's equity	$ 704.3				$ 634.2